Organization and Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Business Combination and Corporate Restructure

Business Combination and Corporate Restructure

BTHC III, Inc. (“BTHC III” or the “Company”) was organized in Delaware in June 2005 as a shell company to effect the reincorporation of BTHC III, LLC, a Texas limited liability company. On December 28, 2006, the Company effected a Share Exchange pursuant to which it acquired all of the stock of International Stem Cell Corporation, a California corporation (“ISC California”). After giving effect to the Share Exchange, the stockholders of ISC California owned 93.7% of issued and outstanding shares of common stock. As a result of the Share Exchange, ISC California is now the wholly-owned subsidiary, though for accounting purposes it was deemed to have been the acquirer in a “reverse merger.” In the reverse merger, BTHC III is considered the legal acquirer and ISC California is considered the accounting acquirer. On January 29, 2007, the Company changed its name from BTHC III, Inc. to International Stem Cell Corporation.

Lifeline Cell Technology, LLC (“LCT”) was formed in the State of California on August 17, 2001. LCT is in the business of developing and manufacturing purified primary human cells and optimized reagents for cell culture. LCT’s scientists have used a technology, called basal medium optimization, to systematically produce products designed to culture specific human cell types and to elicit specific cellular behaviors. These techniques also produce products that do not contain non-human animal proteins, a feature desirable to the research and therapeutic markets. LCT distinguishes itself in the industry by having in place scientific and manufacturing staff with the experience and knowledge to set up systems and facilities to produce a source of consistent, standardized, non-human animal protein free cell products, some of which are suitable for FDA approval.

On July 1, 2006, LCT entered into an agreement among LCT, ISC California and the holders of membership units and warrants. Pursuant to the terms of the agreement, all the membership units in LCT were exchanged for 20,000,000 shares of ISC California Common Stock and for ISC California’s assumption of LCT’s obligations under the warrants. LCT became a wholly-owned subsidiary of ISC California.

Lifeline Skin Care, Inc. (“LSC”) was formed in the State of California on June 5, 2009 and is a wholly-owned subsidiary of ISC California. LSC develops, manufactures and markets cosmeceutical products, utilizing an extract derived from the Company’s human parthenogenetic stem cell technologies.

Business Combination and Corporate Restructure

BTHC III, Inc. (“BTHC III” or the “Company”) was organized in Delaware in June 2005 as a shell company to effect the reincorporation of BTHC III, LLC, a Texas limited liability company. On December 28, 2006, the Company effected a Share Exchange pursuant to which it acquired all of the stock of International Stem Cell Corporation, a California corporation (“ISC California”). After giving effect to the Share Exchange, the stockholders of ISC California owned 93.7% of issued and outstanding shares of common stock. As a result of the Share Exchange, ISC California is now the wholly-owned subsidiary, though for accounting purposes it was deemed to have been the acquirer in a “reverse merger.” In the reverse merger, BTHC III is considered the legal acquirer and ISC California is considered the accounting acquirer. On January 29, 2007, the Company changed its name from BTHC III, Inc. to International Stem Cell Corporation.

Lifeline Cell Technology, LLC (“LCT”) was formed in the State of California on August 17, 2001. LCT is in the business of developing and manufacturing purified primary human cells and optimized reagents for cell culture. LCT’s scientists have used a technology, called basal medium optimization, to systematically produce products designed to culture specific human cell types and to elicit specific cellular behaviors. These techniques also produce products that do not contain non-human animal proteins, a feature desirable to the research and therapeutic markets. LCT distinguishes itself in the industry by having in place scientific and manufacturing staff with the experience and knowledge to set up systems and facilities to produce a source of consistent, standardized, non-human animal protein free cell products, some of which are suitable for FDA approval.

On July 1, 2006, LCT entered into an agreement among LCT, ISC California and the holders of membership units and warrants. Pursuant to the terms of the agreement, all the membership units in LCT were exchanged for 20,000,000 shares of ISC California Common Stock and for ISC California’s assumption of LCT’s obligations under the warrants. LCT became a wholly-owned subsidiary of ISC California.

Lifeline Skin Care, Inc. (“LSC”) was formed in the State of California on June 5, 2009 and is a wholly-owned subsidiary of ISC California. LSC develops, manufactures and markets cosmeceutical products, utilizing an extract derived from the Company’s human parthenogenetic stem cell technologies.

Going Concern

Going Concern

The Company needs to raise additional working capital. The timing and degree of any future capital requirements will depend on many factors. Currently, the Company’s burn rate is approximately $560,000 per month, excluding capital expenditures and patent costs averaging $93,000 per month. There can be no assurance that the Company will be successful in maintaining its normal operating cash flow, and that such cash flows will be sufficient to sustain the Company’s operations through 2014. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern. The condensed consolidated financial statements were prepared assuming that the Company is a going concern. The condensed consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future. In December 2013, the Company filed a registration statement with the Securities Exchange Commission (the “SEC”), which allows the Company to sell up to $10,250,000 of common stock to Lincoln Park Capital Fund, LLC (“Lincoln Park”) from time to time through January 2017 at the Company’s discretion. The registration statement was declared effective on January 13, 2014. However, the Company cannot predict the timing or amount of any funds that it may actually receive, and as part of the June 2014 warrant exchange transaction discussed below, the Company agreed that until September 14, 2014 it would not issue additional shares in capital raising transactions other than in private placements to its officers and directors. During the six months ended June 30, 2014, to obtain funding for working capital purposes, the Company sold a total of 8,200,000 shares of common stock under the stock Purchase Agreement with Lincoln Park, raising approximately $1,588,000. For further discussion, see Note 6, Capital Stock.

During the second quarter of 2014, the Company sold an additional 8,833,333 shares of common stock to the Company’s Chief Executive Officer and Co-Chairman of the Board of Directors, Dr. Andrey Semechkin, and Dr. Ruslan Semechkin, Chief Scientific Officer and a director, for an aggregate of $1,050,000, as discussed in Note 6, Capital Stock.

Going Concern

The Company needs to raise additional working capital. The timing and degree of any future capital requirements will depend on many factors. Currently, the Company’s burn rate is approximately $470,000 per month, excluding capital expenditures and patent costs averaging $75,000 per month. There can be no assurance that the Company will be successful in maintaining its normal operating cash flow, and that such cash flows will be sufficient to sustain the Company’s operations through 2014. Based on the above, there is substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements were prepared assuming that the Company is a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

Management’s plans in regard to these matters are focused on managing its cash flow, the proper timing of its capital expenditures, and raising additional capital or financing in the future. In the first quarter of 2013, to obtain funding for working capital purposes, the Company sold a total of 16,325,000 shares of common stock raising net proceeds of approximately $3,266,000. In July 2013, the Company closed a financing transaction contemplated by an S-1 Registration Statement (the “S-1 July Registered Offering”) on file with the U.S. Securities and Exchange Commission (the “SEC”). The Company issued 20,000,000 Units in this transaction, raising net proceeds of approximately $2,377,000. Each Unit issued consists of a share of common stock and a Series A Warrant. Each purchaser also received a Series B Warrant for each Unit purchased. During the third quarter of 2013, the Company received net proceeds of $242,000 upon the exercise of 1,700,000 Series B Warrants for 1,700,000 additional Units. During the fourth quarter of 2013, the Company received additional net proceeds of $2,144,000 upon the exercise of 15,054,822 Series B Warrants for 15,054,822 additional Units, but prior to the expiration of the Series B Warrants on October 24, 2013, and upon exercise of 200,000 Series A Warrants for common stock. For further discussion regarding these transactions, see Note 6, Capital Stock.

In December 2013, the Company filed a registration statement with the SEC that, following effectiveness, would allow us to sell up to $10,250,000 of common stock to Lincoln Park Capital Fund, LLC (“Lincoln Park”) from time to time through January 2017 at the Company’s discretion. The registration statement was declared effective on January 13, 2014. However, the Company cannot predict the timing or amount of any funds that it may actually receive. From January 15, 2014 through March 10, 2014, to obtain funding for working capital purposes, the Company sold a total of 3,800,000 shares of common stock raising approximately $817,000. For further discussion, see Note 12, Subsequent Events.

Basis of Presentation

Basis of Presentation

The Company is a biotechnology company focused on therapeutic and clinical product development with multiple long-term therapeutic opportunities and two revenue-generating subsidiaries with potential for increased future revenues. The Company was in the development stage from inception through the quarter ended September 30, 2013. During the quarter ended December 31, 2013, the Company exited the development stage based on a consistent, increasing revenue trend and more significant revenue generated from its two commercial businesses. The Company generated product revenues from the two commercial businesses of $6,147,000 for the year ended December 31, 2013. The Company currently has no revenue generated from its principal operations in therapeutic and clinical product development.

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with the instructions to Form 10-Q.

These financial statements do not include all information and notes required by generally accepted accounting principles for complete financial statements. However, except as disclosed herein, there has been no material change in the information disclosed in the notes to consolidated financial statements included in the annual report on Form 10-K of International Stem Cell Corporation and Subsidiaries for the year ended December 31, 2013. When used in these notes, the terms “Company,” “we,” “us,” or “our” mean International Stem Cell Corporation and all entities included in the unaudited condensed consolidated financial statements.

In the opinion of management, the unaudited condensed consolidated financial information for the interim periods presented reflects all adjustments, consisting of only normal and recurring adjustments, necessary for a fair presentation of the Company’s consolidated results of operations, financial position and cash flows. The unaudited condensed consolidated financial statements and the related notes should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2013 included in the Company’s annual report on Form 10-K. Operating results for interim periods are not necessarily indicative of the operating results for any other interim period or an entire year.

Basis of Presentation

The Company is a biotechnology company focused on therapeutic and clinical product development with multiple long-term therapeutic opportunities and two revenue-generating subsidiaries with potential for increased future revenues. The Company has been in the development stage from inception through to the quarter ended September 30, 2013. During the quarter ended December 31, 2013, the Company exited the development stage based on a consistently, increasing revenue trend and more significant revenue totals generated from its two commercial businesses. The Company has generated product revenues from the two commercial businesses of $6,147,000 and $4,567,000 for the years ended December 31, 2013 and 2012, respectively. The Company currently has no revenue generated from its principal operations in therapeutic and clinical product development through research and development efforts.

Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of International Stem Cell Corporation and its subsidiaries after intercompany balances and transactions have been eliminated.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of International Stem Cell Corporation and its subsidiaries after intercompany balances and transactions have been eliminated.

Reclassification

Reclassification

Certain amounts within the unaudited condensed consolidated statements of operations for the prior period have been reclassified to conform to the current period presentation. These reclassifications had no impact on the Company’s previously reported results of operations.

Reclassification

Certain amounts within the Consolidated Statements of Operations for the prior period have been reclassified to conform to the current period presentation. These reclassifications had no impact on the Company’s previously reported results of operations.

Cash Equivalents	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.	Cash Equivalents The Company considers all highly liquid investments with original maturities of three months or less when purchased to be cash equivalents.
Restricted Cash	Restricted Cash The Company is required to maintain $50,000 in a restricted certificate of deposit account in order to fully collateralize two revolving credit card accounts.	Restricted Cash The Company is required to maintain $50,000 in a restricted certificate of deposit account in order to fully collateralize two revolving credit card accounts.
Inventories

Inventories

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Inventory balances are stated at the lower of cost or market. Laboratory supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly.

Inventories

Inventories are accounted for using the first-in, first-out (FIFO) method for LSC products, and specific identification method for LCT products. Inventory balances are stated at the lower of cost or market. Laboratory supplies used in the research and development process are expensed as consumed. Inventory is reviewed periodically for product expiration and obsolescence and is adjusted accordingly.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are recorded at the net invoice value and are not interest bearing. Accounts receivable primarily consist of trade accounts receivable from the sales of LCT’s products, timing of cash receipts by the Company related to LSC credit card sales to customers, as well as LSC trade receivable amounts related to spa and distributor sales. The Company considers receivables past due based on the contractual payment terms. The Company reviews its exposure to accounts receivable and reserves specific amounts if collectability is no longer reasonably assured. As of June 30, 2014 and December 31, 2013, the Company had an allowance for bad debt totaling $19,000.

Accounts Receivable

Trade accounts receivable are recorded at the net invoice value and are not interest bearing. Accounts receivable primarily consist of trade accounts receivable from the sales of LCT’s products, timing of cash receipts by the Company related to LSC credit card sales to customers, as well as LSC trade receivable amounts related to spa and distributor sales. The Company considers receivables past due based on the contractual payment terms. The Company reviews its exposure to accounts receivable and reserves specific amounts if collectability is no longer reasonably assured. As of December 31, 2013 and 2012, the Company had an allowance for doubtful accounts of $19,000 and $4,000, respectively.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, generally over five years. The costs of major remodeling and leasehold improvements are capitalized and amortized over the shorter of the remaining term of the lease or the life of the asset.

Property and Equipment

Property and equipment are stated at cost. The provision for depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, generally over five years. The costs of major remodeling and leasehold improvements are capitalized and amortized over the shorter of the remaining term of the lease or the life of the asset.

Intangible Assets

Intangible Assets

Intangible assets consist of acquired research and development rights used in research and development, and capitalized legal fees related to the acquisition, filing, maintenance, and defense of patents. Patent or patent license amortization only begins once a patent license is acquired or a patent is issued by the appropriate authoritative bodies. In the period in which a patent application is rejected or efforts to pursue the patent are abandoned, all the related accumulated costs are expensed. Patents and patent licenses are recorded at cost and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license.

Long-Lived Asset Impairment

Long-Lived Asset Impairment

The Company reviews long-lived assets for impairment when events or changes in business conditions indicate that their carrying value may not be recovered, and at least annually. The Company considers assets to be impaired and writes them down to fair value if expected associated undiscounted cash flows are less than the carrying amounts. Fair value is the present value of the associated cash flows. The Company did not recognize material impairments on its long-lived assets during the three and six months ended June 30, 2014 and 2013.

Long-Lived Asset Impairment

The Company reviews long-lived assets for impairment when events or changes in business conditions indicate that their carrying value may not be recovered, and at least annually. The Company considers assets to be impaired and writes them down to fair value if expected associated undiscounted cash flows are less than the carrying amounts. Fair value is the present value of the associated cash flows. The Company recognized $52,000 and $190,000 of impairment losses on its long-lived assets during the years ended December 31, 2013 and 2012, respectively.

Product Sales

Product Sales

The Company recognizes revenue from product sales at the time of shipment to the customer, provided no significant obligations remain and collection of the receivable is reasonably assured. If the customer has a right of return, the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made or the right of return has lapsed. LCT contributed 52% and 50% of total revenue during the six months ended June 30, 2014 and 2013, respectively. LSC contributed 48% and 50% of total revenue during the six months ended June 30, 2014 and 2013, respectively.

Deferred Revenue and Allowance for Sales Returns

Deferred Revenue and Allowance for Sales Returns

The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured. However, the LSC products have a 30-day product return guarantee for website sales. The Company has estimated the historical rate of returns for the 30-day product return guarantee, which has remained consistent for the three and six months ended June 30, 2014 as compared to the years ended December 31, 2013 and 2012. At June 30, 2014 and December 31, 2013, the estimated allowance for sales returns was $10,000. At June 30, 2014 and December 31, 2013, net deferred revenue totaled $0 and $3,000, respectively.

Deferred Revenue and Allowance for Sales Returns

The Company recognizes revenue from product sales when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the buyer is fixed or determinable, and collectability is reasonably assured. However, the LSC products have a 30-day product return guarantee for website sales. The Company has estimated the historical rate of returns for the 30-day product return guarantee to be approximately 3% for the years ended December 31, 2013 and 2012. As such at December 31, 2013, the Company recorded an estimated allowance for sales returns of $10,000, and a one-time recognition of prior deferred revenue of $277,000, offset by prior deferred cost of sales of $21,000 for net deferred revenue recognition of $256,000.

During 2012, the Company deferred all revenue associated with website sales until the 30-day product return guarantee had lapsed due to insufficient historical data of sales returns to accurately estimate an allowance for sales returns. In addition, all costs associated with these product sales were also deferred so that a net deferred revenue balance was reflected. At December 31, 2012, net deferred revenue totaled $233,000.

Cost of Sales

Cost of Sales

Cost of sales consists primarily of salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, general laboratory supplies and allocation of overhead. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded as a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Cost of Sales

Cost of sales consists primarily of salaries and benefits associated with employee efforts expended directly on the production of the Company’s products and include related direct materials, general laboratory supplies and allocation of overhead. Certain of the agreements under which the Company has licensed technology will require the payment of royalties based on the sale of its future products. Such royalties will be recorded as a component of cost of sales. Additionally, the amortization of license fees or milestone payments related to developed technologies used in the Company’s products will be classified as a component of cost of sales to the extent such payments become due in the future.

Research and Development Costs

Research and Development Costs

Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel, overhead and occupancy, contract services, and amortization of license costs for technology used in research and development with alternative future uses.

Research and Development Costs

Research and development costs, which are expensed as incurred, are primarily comprised of costs and expenses for salaries and benefits associated with research and development personnel, overhead and occupancy, contract services, and amortization of license costs for technology used in research and development with alternative future uses.

Stock-Based Compensation

Stock-Based Compensation

The Company recognized stock-based compensation expense associated with stock options and other stock-based awards in accordance with the authoritative guidance for stock-based compensation. The cost of a stock-based award is measured at the grant date based on the estimated fair value of the award, and is recognized as expense on a straight-line basis, net of estimated forfeitures over the requisite service period of the award. The fair value of stock options is estimated using the Black-Scholes option valuation model, which requires the input of subjective assumptions, including price volatility of the underlying stock, risk-free interest rate, dividend yield, and expected life of the option. The fair value of restricted stock awards is based on the market value of our common stock on the date of grant.

Fair Value Measurements

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of June 30, 2014 (in thousands):

	Total	Level 1	Level 2	Level 3

ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$—	$—	$—	$—

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2013 (in thousands):

	Total	Level 1	Level 2	Level 3
ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,925	$—	$—	$4,925

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase common stock
Beginning balance at December 31, 2012	$—
Issuances of warrants	5,986
Exercise of warrants	(1,815)
Adjustments to estimated fair value	754

Ending balance at December 31, 2013	4,925
Issuances of warrants	—
Exercise of warrants	—
Adjustments to estimated fair value	(1,894)
Warrants exchanged for common stock	(3,031)

Ending balance at June 30, 2014	$—

Fair Value Measurements

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Assets and liabilities that are measured at fair value are reported using a three-level fair value hierarchy that prioritizes the inputs used to measure fair value. This hierarchy maximizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2013 (in thousands):

	Total	Level 1	Level 2	Level 3

ASSETS:
Cash equivalents	$5	$5	$—	$—

LIABILITIES:
Warrants to purchase common stock	$4,925	$—	$—	$4,925

The table below sets forth a summary of the fair values of the Company’s assets and liabilities as of December 31, 2012 (in thousands):

	Total	Level 1	Level 2	Level 3

ASSETS:
Cash equivalents	$5	$5	$—	$—

The following table displays the rollforward activity of liabilities with inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity) (in thousands):

Warrants to purchase common stock

Ending balance at December 31, 2011	$38
Issuances of warrants	—
Adjustments to estimated fair value due to expiry	(38)

Ending balance at December 31, 2012	—
Issuances of warrants	5,986
Exercise of warrants	(1,815)
Adjustments to estimated fair value	754

Ending balance at December 31, 2013	$4,925

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.

Income Taxes

The Company accounts for income taxes in accordance with applicable authoritative guidance, which requires the Company to provide a net deferred tax asset/liability equal to the expected future tax benefit/expense of temporary reporting differences between book and tax accounting methods and any available operating loss or tax credit carryforwards.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the unaudited condensed consolidated financial statements. Significant estimates include patent life (remaining legal life versus remaining useful life), inventory carrying values and transactions using the Black-Scholes option pricing model, e.g., warrants and stock options, as well as the Monte-Carlo valuation method for certain warrants. Actual results could differ from those estimates.

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Significant estimates include patent life (remaining legal life versus remaining useful life), inventory carrying values, and transactions using the Black-Scholes option pricing model, e.g., warrants and stock options, as well as the Monte-Carlo valuation method for certain warrants. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company believes that the carrying value of its cash and cash equivalents, receivables, accounts payable and accrued liabilities as of June 30, 2014 and December 31, 2013 approximate their fair values because of the short-term nature of those instruments. The fair value of certain warrants was determined at each quarterly reporting date as necessary using the Monte-Carlo valuation methodology.

Fair Value of Financial Instruments

The Company believes that the carrying value of its cash and cash equivalents, receivables, accounts payable and accrued liabilities as of December 31, 2013 and 2012 approximate their fair values because of the short-term nature of those instruments. The fair value of certain warrants was determined at each quarterly reporting date as necessary in 2013 and 2012 using the Monte-Carlo valuation methodology.

Income (Loss) Per Common Share

Income (Loss) Per Common Share

The computation of net loss per common share is based on the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents, which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. At June 30, 2014, there were 472,500 non-vested restricted stock awards, 20,236,077 vested and 7,082,333 non-vested stock options outstanding, and 7,762,500 warrants outstanding, which were convertible into 7,762,500 shares of common stock; and at June 30, 2013, there were 660,000 non-vested restricted stock awards, 16,916,733 vested and 6,846,560 non-vested stock options outstanding, and 9,462,500 warrants outstanding, which were convertible into 9,462,500 shares of common stock. These restricted stock awards, stock options and warrants were not included in the diluted loss per share calculation because the effect would have been anti-dilutive.

Income (Loss) Per Common Share

The computation of net loss per common share is based on the weighted average number of shares outstanding during each period. The computation of diluted earnings per common share is based on the weighted average number of shares outstanding during the period plus the common stock equivalents, which would arise from the exercise of stock options and warrants outstanding using the treasury stock method and the average market price per share during the period. At December 31, 2013, there were 145,000 non-vested restricted stock awards, 18,958,403 vested and 4,679,290 non-vested stock options outstanding, and 44,983,988 warrants outstanding, which were convertible into 45,650,654 shares of common stock; and at December 31, 2012, there were 335,000 non-vested restricted stock awards, 3,500,000 warrants, and 15,407,902 vested and 7,969,230 non-vested stock options outstanding. These restricted stock awards, stock options and warrants were not included in the diluted loss per share calculation because the effect would have been anti-dilutive.

Comprehensive Income

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company did not have any items of comprehensive income or loss other than net loss from operations for the three and six months ended June 30, 2014 and 2013.

Comprehensive Income

Comprehensive income or loss includes all changes in equity except those resulting from investments by owners and distributions to owners. The Company did not have any items of comprehensive income or loss other than net loss from operations for the years ended December 31, 2013 and 2012.

Registration Payment Arrangements

Registration Payment Arrangements

In accordance with applicable authoritative guidance, the Company is required to separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Registration Payment Arrangements

In accordance with applicable authoritative guidance, the Company is required to separately recognize and measure registration payment arrangements, whether issued as a separate agreement or included as a provision of a financial instrument or other agreement. Such payments include penalties for failure to effect a registration of securities.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the “FASB”) issued ASU No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for the Company on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on it ongoing financial reporting.

In July 2013, the FASB issued an accounting standards update that provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. The Company has adopted this guidance at the beginning of the first quarter of fiscal year 2014. The adoption of this standard does not have a material impact on the Company’s financial position, results of operations or related financial statement disclosures.

Recent Accounting Pronouncements

In July 2013, the FASB issued an accounting standards update that provides explicit guidance on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance is effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013, with an option of early adoption. The Company intends to adopt this guidance at the beginning of the first quarter of fiscal year 2014, and do not believe the adoption of this standard will have a material impact on its financial position, results of operations or related financial statement disclosures.

Intangible Assets

Intangible Assets

Intangible assets consist of acquired research and development rights used in research and development, and capitalized legal fees related to the acquisition, filing, maintenance, and defense of patents. Patent or patent license amortization only begins once a patent license is acquired or a patent is issued by the appropriate authoritative bodies. In the period in which a patent application is rejected or efforts to pursue the patent are abandoned, all the related accumulated costs are expensed. Patents and patent licenses are recorded at cost of $2,760,000 and $2,083,000 at December 31, 2013 and 2012, respectively, and are amortized on a straight-line basis over the shorter of the lives of the underlying patents or the useful life of the license. Amortization expense for the years ended December 31, 2013 and 2012 amounted to $61,000 and $54,000, respectively, and is included in research and development expense. Accumulated amortization as of December 31, 2013 and 2012 was $510,000 and $449,000, respectively. Additional information regarding patents and patent licenses is included in Note 4.

Product Sales

Product Sales

The Company recognizes revenue from product sales at the time of shipment to the customer, provided no significant obligations remain and collection of the receivable is reasonably assured. If the customer has a right of return, the Company recognizes product revenues upon shipment, provided that future returns can be reasonably estimated. In the case where returns cannot be reasonably estimated, revenue will be deferred until such estimates can be made or the right of return has lapsed. LCT contributed 48% and 52% of total revenue in 2013 and 2012, respectively. LSC’s revenue accounted for 52% and 48% of total revenue in 2013 and 2012, respectively.